Average Annual Total Returns	12 Months Ended	25 Months Ended	30 Months Ended	36 Months Ended	47 Months Ended	58 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
NASDAQ Composite Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	29.57%					19.21%
S&P 900 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	24.37%			8.71%
ICE BofA Broad U.S. Market Index
Prospectus [Line Items]
Average Annual Return, Percent	1.47%		1.45%
ICE BofA 0-3 Year U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent	4.47%		3.58%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	23.31%				12.14%
MSCI World Net USD Index
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	19.04%
S&P Global Infrastructure Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	15.10%	9.67%
TrueShares Technology, AI & Deep Learning ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.98%					9.64%
Performance Inception Date						Feb. 28, 2020
TrueShares Technology, AI & Deep Learning ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.98%					9.63%
TrueShares Technology, AI & Deep Learning ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.17%					7.63%
The Opal Dividend Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.39%				10.18%
Performance Inception Date					Jan. 27, 2021
The Opal Dividend Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.64%				9.24%
The Opal Dividend Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.40%				7.84%
TrueShares Eagle Global Renewable Energy Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(7.30%)	(6.19%)
Performance Inception Date		Dec. 08, 2022
TrueShares Eagle Global Renewable Energy Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.43%)	(6.35%)
TrueShares Eagle Global Renewable Energy Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.58%)	(4.28%)
RiverNorth Patriot ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.04%			4.68%
Performance Inception Date				Dec. 31, 2021
RiverNorth Patriot ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.72%			4.35%
RiverNorth Patriot ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.72%			3.57%
RiverNorth Enhanced Pre-Merger SPAC ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.51%		5.36%
Performance Inception Date			Jul. 11, 2022
RiverNorth Enhanced Pre-Merger SPAC ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.85%		3.86%
RiverNorth Enhanced Pre-Merger SPAC ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.36%		3.52%